Exhibit 99.1

RSM US LLP

Independent Accountant’s Report

MMP Capital LLC and Subsidiaries

19 Engineers Ln

Farmingdale, New York 11735

And

Deutsche Bank Securities Inc.

One Columbus Circle, 5th Floor

New York, NY 10019

We have performed the procedures enumerated below on certain records and transactions of MMP Capital LLC and Subsidiaries (referred to herein as the Company) for the purpose of assisting the Company and Deutsche Bank Securities Inc. (collectively, the Specified Parties) in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of equipment finance receivable-backed notes issued by MMP Capital 2025-A, LLC in accordance with the confidential Preliminary Offering Circular to be dated on or around July 3, 2025 (the Offering Memorandum). The Company is responsible for certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of equipment finance-backed notes issued by MMP Capital 2025-A, LLC in accordance with the Offering Memorandum. The Company is responsible for the computer-generated Loan Data Files accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of equipment finance-backed notes issued by MMP Capital 2025-A, LLC in accordance with the Offering Memorandum. Additionally, Deutsche Bank Securities Inc. has agreed to and acknowledged that the procedures performed are appropriate to meet their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of this report and may not meet the needs of all of the users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

The appropriateness of these procedures for the intended purpose is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and associated findings are as follows:

Agreed-Upon Procedures and Findings

For the purposes of this report:

i.	The computer-generated Loan Data Files provided in a standard Microsoft Excel format containing information related to the proposed transaction shall be herein referred to as the “Loan Data File.”

ii.	The fields in the Loan Data Files and signed Contract shall be herein referred to as “Specified Attributes.”

iii.

The term “Contract” means master lease agreement, equipment schedule, payment schedule, loan and security agreement, non-recourse promissory note, master sale and assignment agreement, guaranty, amendment(s) or other related documents.

iv.

The term “Contract File” means any file containing the Contract and certain printed screen shots from the Company’s servicing system; and the term “Obligor” means borrower(s)/lessee(s) stated on the respective Contracts.

On June 9, 2025, the Company provided us with the Loan Data File with a cutoff date of May 31, 2025 (the “May Loan Data File”) containing 1,420 individual customer accounts herein referred to as “Underlying Assets” that management represented was the entire population of the Underlying Assets in the proposed transaction. At the Specified Parties’ request, we selected a haphazard sample of 100 individual customer accounts from the Underlying Assets, and we were instructed to perform the agreed-upon procedures as outlined in the Engagement Letter dated June 13, 2025. From June 13, 2025, to June 20, 2025, we were provided with the Source Documents referenced in Exhibit A related to the respective 100 individual customer accounts.

For the sample, we inspected the presence of a signed Contract or electronic documentation in the case of Contracts using electronic contracts. No exceptions were identified.

For the sample, we compared the Specified Attributes 1. through 9. outlined in Exhibit A and as presented in the May Loan Data File to the corresponding source documents outlined in Exhibit A. In performing these comparisons, we applied the following tolerances as instructed by the Specified Parties:

•	Current Payment Amount, Equipment Cost, and Residual Value: +/- $5.00

•	Yield: +/-0.01%

•	Contract Term +/- 1 month

For Specified Attribute 8, for one of the 100 contracts selected from the May Loan Data File, the Yield per the May Loan Data File was 20.60% compared to the Yield per the Contract File of 27.93%, a difference of 7.33%.

No other exceptions identified in our procedures outlined above.

We did not perform any procedures with respect to the Specified Attributes relating to the Underlying Assets as set forth in Exhibit B.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of equipment finance-backed notes issued by MMP Capital 2025-A, LLC in accordance with the Offering Memorandum. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•

Addressing the completeness, accuracy, appropriateness, quality or integrity of any of the information provided to us for the purposes of performing the procedures agreed to by the Specified Parties. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

•	Addressing the value of collateral securing the assets being securitized.

•	Addressing the physical existence or ownership of the assets being securitized.

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations.

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

•

Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

•	Forming any conclusions.

•	Addressing the fair value of the notes or any other disclosures relating to the notes being offered in the proposed transaction.

•	Substantiating compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934, including any legal interpretation as to the sufficiency of the procedures performed.

•	Any other terms or requirements of the transaction that do not appear in the report.

Accordingly, we do not provide any assurance on such information.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be, and should not be, used by anyone other than those parties, including investors and rating agencies, who are not identified as parties above but who may have access to this report as required by law or regulation.

/s/ RSM US LLP

Raleigh, North Carolina

July 2, 2025

Exhibit A

Specified Attributes and Source Documents

Number	Specified Attribute	Source Document(s)
1	ClientContractID (Contract Number)	Contract and Contract File
2	LesseeName (Obligor Name)	Contract and Contract File
3	BillToState (Obligor State)	Contract and Contract File
4	Term (Contract Term)	Contract and Contract File
5	RentalPymt (Current Payment Amount)	Contract and Contract File
6	NetInvestment (Residual Value)	Contract and Contract File
7	EquipmentCost (Equipment Cost)	Contract and Contract File
8	Yield	Contract and Contract File
9	Close Date (Contract Month of Origination)	Contract and Contract File

Exhibit B

Specified Attributes Not Subject to Procedures

Below is a list of additional Specified Attributes included in the May Loan Data File. These Specified Attributes were not subject to any procedures as outlined in the Engagement Letter dated June 13, 2025.

Specified Attribute
ContractID
LesseePhone
BillToAddress1
BillToCity
BillToZip
LesseeEmail
CustomerID
DealerName
ProductLineID
DaysPastDue
FirstPymtDefault
BookingDate
TermDate
RemainPymts
CBR
NetIDC
CTDInterestRemain
Opportunity Name
Legal Business Name
Total Amount Funded
Assignment Date
Underwriter
Assignee
Sent to Great America
Sent to SST / eVault
# of Deferred Payments
SOS Date
Max PG Years Licensed Origination
e-Docs?
MMP Tier
MMP Tier Letter
MMP Tier Adv Rate
Core MD
New/Used
Primary Guarantor
PG1 FICO
Medical Specialty
Medical License Date
PG Homeowner/Metro
Second Guarantor

PG2 Credit Score
PG2 MD License Date
Third Guarantor
PG3 Credit Score
PG3 MD License Date
COI is Sufficient
Stage
Max PG FICO Origination
Max PG FICO
Eligibility Criteria
DB Eligibility Exception
UCC Perfected
Hardship Deferral
DB Pledge Date
Weighted Yield
FICO
Default > 90
Delin 61-90
Default 91-120
PastDue > 30
Homeowner/Metro
Tier 1-3 Yrs Licensed
Tier 4 Yrs Licensed
Term > 66
Restructured
> $400k
> Tier 5
Used
Ineligibility Count
Ineligibility NetInv
Eligible NetInv
Multiple Ineligibility NetInv